SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for doubtful accounts of accounts receivables and other receivables: - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 287	¥ 203	¥ 128
Charge to Costs and Expenses	3	89	82
Write off	(17)	(5)	(7)
Balance at End of Year	¥ 273	¥ 287	¥ 203